Equity (Details Textual) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Dec. 06, 2016 USD ($) $ / shares shares	Sep. 12, 2016 USD ($) $ / shares shares	Jul. 23, 2018 USD ($) $ / shares shares	Nov. 28, 2017 USD ($) $ / shares shares	Mar. 29, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 12, 2017 shares
Disclosure of classes of share capital [line items]
Ordinary shares issued	569,600			4,050,000			45,202,900	5,815,720
Warrants purchase on additional shares	199,400
Expenses for options to employees and other service providers | $							$ 157	$ 64	$ 104
Option life, share options granted | $ / shares							10
Direct Offering [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		32,000
ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares per value | $ / shares				$ 8
Ordinary shares issued	28,480			202,500						900
Warrants purchase on additional shares	9,970
Expected life of share options (years)	5 years 6 months	5 years
Ordinary shares purchase price | $ / shares	$ 26.8
ADS [Member] | Roth Capital Partners and Maxim Group LLC [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued						499			499
Warrants purchase on additional shares						9,980			9,980
Warrants exercise price | $ / shares						$ 36			$ 36
Fair value of warrants allotted | $						$ 32
Expected life of share options (years)						5 years 6 months
ADS [Member] | Direct Offering [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		640,000
Net proceeds from the issuance of expenses | $		$ 1,300
Ordinary shares purchase price | $ / shares		$ 46
Aggregate of securities issuance | $		$ 990
Gross proceeds from issuance of securities | $		$ 1,470
Warrants C [Member]
Disclosure of classes of share capital [line items]
Warrants issued on shares			198,637
Warrants exercise price | $ / shares			$ 4.375
Net proceeds from the issuance of expenses | $			$ 8,600
Warrants issuance expenses | $			375
Gross proceeds | $			$ 9,900
Issuance of public offering, description			(a) 577,529 units at a price of USD 3.50 per unit, each unit consisting of (i) one ADS and (ii) one Series C to purchase one ADS for an exercise price of USD 3.50 per ADS for a period of five years (hereinafter - “Series C Warrants”), and (b) 2,260,145 pre-funded units at a price of USD 3.49 per unit, each unit consisting of (i) one pre-funded warrant to purchase one ADS for an exercise price of USD 0.01 per ADS with no time limitation, and (ii) one Series C warrant.
Provided the underwriters an option exercisable, description			The Company provided the underwriters an option exercisable within 30 days to purchase: (a) up to 425,651 additional ADSs for USD 3.50 per ADS and (b) up to 425,651 Series C Warrants for USD 0.01 per warrant.
Issuance cost attributed to equity | $							$ 319
Equity attributed to liability components | $							$ 1,565
Warrants Three [Member]
Disclosure of classes of share capital [line items]
Warrants term							5 years 6 months
Warrants Three [Member] | ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	998
Warrants exercise price | $ / shares	$ 29.48
Number of warrants issued	19,960
Expected life of share options (years)	5 years
Warrants One [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		19,800
Warrants exercise price | $ / shares		$ 57.5
Fair value warrants allotted instrument | $		$ 38
Warrants Two [Member] | ADS [Member]
Disclosure of classes of share capital [line items]
Warrants exercise price | $ / shares	$ 36
Net proceeds from the issuance of expenses | $	$ 600
Expected life of share options (years)	5 years 6 months
Gross proceeds from issuance of securities | $	$ 800
Warrants A [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued					4,898,570
Warrants issued on shares					535,730
Warrants purchase on additional shares					10,714,600
Warrants exercise price | $ / shares					$ 14
Warrants B [Member]
Disclosure of classes of share capital [line items]
Warrants issued on shares					290,786
Warrants purchase on additional shares					5,815,720
Warrants exercise price | $ / shares					$ 0.05
Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants issued on shares					37,501
Warrants purchase on additional shares					750,020
Warrants exercise price | $ / shares					$ 17.5
Net proceeds from the issuance of expenses | $					$ 6,500
Fair value of warrants allotted | $					$ 221
Warrants term					5 years
Warrants Four [Member]
Disclosure of classes of share capital [line items]
Ordinary shares per value | $ / shares				$ 9
Ordinary shares issued				2,025,020
Net proceeds from the issuance of expenses | $				$ 1,400
Gross proceeds | $				$ 1,600
Warrants term				5 years 6 months
Warrants Four [Member] | ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				101,251
Warrants Five [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				283,540
Warrants exercise price | $ / shares				$ 10
Fair value of warrants allotted | $				$ 46
Warrants term				5 years
Warrants Five [Member] | ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				14,177